PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of July 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 99.8%
Common Stocks 99.5%
Aerospace & Defense 0.2%
Huntington Ingalls Industries, Inc.	2,200	$451,286
Auto Components 0.8%
BorgWarner, Inc.	44,100	2,160,018
Automobiles 0.6%
Thor Industries, Inc.(a)	13,500	1,597,860
Banks 8.8%
Bank OZK	22,300	907,833
BOK Financial Corp.	8,900	747,689
Citizens Financial Group, Inc.	50,700	2,137,512
Comerica, Inc.	25,500	1,750,830
Fifth Third Bancorp	72,633	2,635,852
First Hawaiian, Inc.	4,600	126,638
First Horizon Corp.	85,900	1,327,155
FNB Corp.	56,900	652,074
Huntington Bancshares, Inc.	116,500	1,640,320
KeyCorp(a)	107,500	2,113,450
M&T Bank Corp.	16,000	2,141,600
PacWest Bancorp	19,800	788,436
Pinnacle Financial Partners, Inc.	2,200	197,142
Popular, Inc. (Puerto Rico)	14,200	1,033,192
Prosperity Bancshares, Inc.	15,700	1,070,583
Regions Financial Corp.	107,600	2,071,300
Synovus Financial Corp.	13,200	539,880
Umpqua Holdings Corp.	16,600	313,242
Wintrust Financial Corp.	11,900	849,660
Zions Bancorp NA	27,900	1,454,985
		24,499,373
Beverages 0.7%
Molson Coors Beverage Co. (Class B Stock)*(a)	40,000	1,955,600
Biotechnology 0.7%
Sage Therapeutics, Inc.*	38,100	1,666,113
United Therapeutics Corp.*	2,200	400,246
		2,066,359
Building Products 0.6%
Owens Corning	16,100	1,548,176

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets 2.4%
Invesco Ltd.	75,200	$1,833,376
Jefferies Financial Group, Inc.	58,800	1,951,572
State Street Corp.	32,700	2,849,478
		6,634,426
Chemicals 5.0%
Ashland Global Holdings, Inc.	6,400	544,448
CF Industries Holdings, Inc.	1,000	47,250
Corteva, Inc.	67,500	2,887,650
Eastman Chemical Co.	6,900	777,768
International Flavors & Fragrances, Inc.	20,800	3,133,312
LyondellBasell Industries NV (Class A Stock)	25,900	2,572,647
Mosaic Co. (The)	68,100	2,126,763
Westlake Chemical Corp.	19,900	1,650,108
		13,739,946
Commercial Services & Supplies 0.3%
ADT, Inc.(a)	77,577	813,783
Communications Equipment 0.2%
Viasat, Inc.*	9,200	456,688
Consumer Finance 2.7%
Ally Financial, Inc.	46,059	2,365,590
Discover Financial Services	15,500	1,926,960
Santander Consumer USA Holdings, Inc.	23,400	960,102
Synchrony Financial	48,800	2,294,576
		7,547,228
Containers & Packaging 2.1%
Berry Global Group, Inc.*	11,900	765,051
Graphic Packaging Holding Co.	16,000	306,720
International Paper Co.	42,500	2,454,800
Silgan Holdings, Inc.	5,200	210,704
Westrock Co.	43,800	2,155,398
		5,892,673
Distributors 0.7%
LKQ Corp.*	35,800	1,816,850

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Financial Services 1.4%
Equitable Holdings, Inc.	70,300	$2,170,161
Voya Financial, Inc.(a)	24,402	1,571,489
		3,741,650
Diversified Telecommunication Services 0.8%
Lumen Technologies, Inc.(a)	171,880	2,143,344
Electric Utilities 6.3%
Avangrid, Inc.(a)	29,900	1,558,986
Edison International	43,900	2,392,550
Entergy Corp.	23,700	2,439,204
Evergy, Inc.	34,400	2,243,568
Eversource Energy	10,100	871,327
FirstEnergy Corp.	28,200	1,080,624
OGE Energy Corp.	56,600	1,910,250
Pinnacle West Capital Corp.(a)	23,900	1,996,845
PPL Corp.	88,400	2,507,908
Xcel Energy, Inc.	5,800	395,850
		17,397,112
Electronic Equipment, Instruments & Components 2.3%
Arrow Electronics, Inc.*	17,200	2,039,404
Avnet, Inc.	44,500	1,838,740
Corning, Inc.	16,700	699,062
Jabil, Inc.	8,100	482,274
SYNNEX Corp.	10,000	1,195,400
		6,254,880
Energy Equipment & Services 0.6%
Baker Hughes Co.	55,500	1,178,820
NOV, Inc.*	43,000	593,830
		1,772,650
Equity Real Estate Investment Trusts (REITs) 5.9%
Cousins Properties, Inc.	33,500	1,330,620
Hudson Pacific Properties, Inc.	30,900	842,334
Kilroy Realty Corp.	3,400	235,518
Kimco Realty Corp.	48,861	1,042,205
Medical Properties Trust, Inc.	101,369	2,131,790
Omega Healthcare Investors, Inc.	21,900	794,532
Regency Centers Corp.	10,200	667,182

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
SL Green Realty Corp.(a)	23,672	$1,762,617
VEREIT, Inc.	32,401	1,586,677
VICI Properties, Inc.(a)	39,000	1,216,410
Vornado Realty Trust(a)	41,200	1,792,200
Welltower, Inc.	15,900	1,381,074
Weyerhaeuser Co.	39,500	1,332,335
WP Carey, Inc.	1,400	112,966
		16,228,460
Food & Staples Retailing 1.0%
Kroger Co. (The)(a)	70,200	2,857,140
Food Products 4.2%
Archer-Daniels-Midland Co.	49,800	2,974,056
Conagra Brands, Inc.(a)	66,200	2,217,038
Ingredion, Inc.(a)	16,600	1,457,646
J.M. Smucker Co. (The)	16,700	2,189,537
Pilgrim’s Pride Corp.*	20,100	445,215
Tyson Foods, Inc. (Class A Stock)	34,200	2,443,932
		11,727,424
Gas Utilities 1.3%
Atmos Energy Corp.	18,700	1,843,633
National Fuel Gas Co.	2,700	138,861
UGI Corp.	35,800	1,646,442
		3,628,936
Health Care Equipment & Supplies 0.7%
Hologic, Inc.*	19,000	1,425,760
Quidel Corp.*	900	127,323
Zimmer Biomet Holdings, Inc.	2,500	408,550
		1,961,633
Health Care Providers & Services 2.7%
Acadia Healthcare Co., Inc.*	900	55,548
Laboratory Corp. of America Holdings*	9,600	2,843,040
McKesson Corp.	500	101,915
Quest Diagnostics, Inc.	16,900	2,396,420
Universal Health Services, Inc. (Class B Stock)	13,700	2,197,617
		7,594,540

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables 5.2%
D.R. Horton, Inc.	24,000	$2,290,320
Lennar Corp. (Class A Stock)	26,763	2,814,130
Mohawk Industries, Inc.*	10,839	2,112,521
Newell Brands, Inc.	70,751	1,751,087
PulteGroup, Inc.	37,947	2,082,152
Toll Brothers, Inc.	31,633	1,874,888
Whirlpool Corp.(a)	7,300	1,617,242
		14,542,340
Household Products 0.2%
Spectrum Brands Holdings, Inc.	7,700	672,595
Insurance 6.8%
Aflac, Inc.	56,900	3,129,500
American Financial Group, Inc.(a)	13,800	1,745,562
Arch Capital Group Ltd.*	38,600	1,505,400
Assurant, Inc.	3,400	536,554
CNA Financial Corp.	18,200	800,982
Fidelity National Financial, Inc.	35,800	1,597,038
First American Financial Corp.	29,000	1,951,990
Hartford Financial Services Group, Inc. (The)	40,700	2,589,334
Kemper Corp.	12,800	844,928
Lincoln National Corp.	18,500	1,139,970
Old Republic International Corp.	67,300	1,659,618
Principal Financial Group, Inc.	24,100	1,497,333
		18,998,209
Internet & Direct Marketing Retail 0.6%
Qurate Retail, Inc. (Class A Stock)(a)	149,300	1,770,698
IT Services 0.1%
Alliance Data Systems Corp.	4,300	400,975
Life Sciences Tools & Services 1.0%
Bio-Rad Laboratories, Inc. (Class A Stock)*	3,200	2,366,432
PerkinElmer, Inc.	1,600	291,568
		2,658,000
Machinery 2.9%
Colfax Corp.*(a)	7,900	362,452
Cummins, Inc.	8,700	2,019,270

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
PACCAR, Inc.	17,800	$1,477,222
Parker-Hannifin Corp.	400	124,812
Snap-on, Inc.	1,100	239,778
Stanley Black & Decker, Inc.	7,300	1,438,465
Westinghouse Air Brake Technologies Corp.	27,100	2,299,977
		7,961,976
Marine 0.5%
Kirby Corp.*(a)	23,800	1,378,258
Media 4.0%
Discovery, Inc. (Class A Stock)*(a)	29,700	861,597
Discovery, Inc. (Class C Stock)*	36,600	992,226
DISH Network Corp. (Class A Stock)*	48,100	2,014,909
Fox Corp. (Class A Stock)	31,400	1,119,724
Fox Corp. (Class B Stock)	26,000	864,240
Interpublic Group of Cos., Inc. (The)	36,300	1,283,568
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	8,300	387,527
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	11,400	526,680
News Corp. (Class A Stock)	28,900	711,807
Nexstar Media Group, Inc. (Class A Stock)	4,300	632,401
ViacomCBS, Inc. (Class B Stock)	42,500	1,739,525
		11,134,204
Metals & Mining 2.4%
Nucor Corp.	28,800	2,995,776
Reliance Steel & Aluminum Co.	13,090	2,057,093
Steel Dynamics, Inc.	26,600	1,714,370
		6,767,239
Mortgage Real Estate Investment Trusts (REITs) 2.2%
AGNC Investment Corp.	115,700	1,836,159
Annaly Capital Management, Inc.	241,424	2,049,690
New Residential Investment Corp.	151,300	1,476,688
Starwood Property Trust, Inc.	26,300	684,589
		6,047,126

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multiline Retail 1.2%
Dollar Tree, Inc.*(a)	15,100	$1,506,829
Kohl’s Corp.	36,700	1,864,360
		3,371,189
Multi-Utilities 4.1%
CenterPoint Energy, Inc.	60,900	1,550,514
Consolidated Edison, Inc.	35,733	2,636,023
DTE Energy Co.	21,500	2,522,380
MDU Resources Group, Inc.	20,500	650,260
NiSource, Inc.	45,200	1,119,604
Public Service Enterprise Group, Inc.	46,700	2,906,141
		11,384,922
Oil, Gas & Consumable Fuels 3.1%
Antero Midstream Corp.	93,400	887,300
Continental Resources, Inc.(a)	2,300	78,545
Diamondback Energy, Inc.(a)	14,000	1,079,820
EQT Corp.*	37,900	696,981
Marathon Oil Corp.(a)	94,700	1,097,573
Marathon Petroleum Corp.	40,600	2,241,932
Pioneer Natural Resources Co.	10,300	1,497,311
Williams Cos., Inc. (The)	44,200	1,107,210
		8,686,672
Paper & Forest Products 0.1%
Louisiana-Pacific Corp.	4,100	227,304
Pharmaceuticals 1.0%
Jazz Pharmaceuticals PLC*	3,000	508,560
Perrigo Co. PLC	12,200	585,966
Viatris, Inc.	109,989	1,547,545
		2,642,071
Professional Services 0.5%
CACI International, Inc. (Class A Stock)*	3,900	1,041,144
Science Applications International Corp.	3,400	296,820
		1,337,964
Real Estate Management & Development 0.8%
Jones Lang LaSalle, Inc.*	9,900	2,203,443

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 2.7%
AMERCO	3,200	$1,881,472
Knight-Swift Transportation Holdings, Inc.	40,200	1,997,538
Ryder System, Inc.	24,441	1,861,182
Schneider National, Inc. (Class B Stock)	79,100	1,775,004
		7,515,196
Semiconductors & Semiconductor Equipment 0.2%
First Solar, Inc.*(a)	7,800	671,112
Specialty Retail 2.6%
Advance Auto Parts, Inc.	2,800	593,768
AutoNation, Inc.*(a)	15,100	1,832,083
Best Buy Co., Inc.	2,800	314,580
Dick’s Sporting Goods, Inc.(a)	7,100	739,394
Foot Locker, Inc.	30,600	1,746,036
Penske Automotive Group, Inc.	21,700	1,922,620
		7,148,481
Technology Hardware, Storage & Peripherals 1.8%
Hewlett Packard Enterprise Co.	163,800	2,375,100
HP, Inc.	30,000	866,100
Xerox Holdings Corp.	75,800	1,829,054
		5,070,254
Textiles, Apparel & Luxury Goods 0.3%
PVH Corp.*	8,900	931,118
Thrifts & Mortgage Finance 1.1%
MGIC Investment Corp.	112,100	1,551,464
New York Community Bancorp, Inc.	129,700	1,527,866
		3,079,330
Trading Companies & Distributors 1.1%
Air Lease Corp.	43,700	1,851,132
United Rentals, Inc.*	3,400	1,120,470
		2,971,602

Total Common Stocks (cost $226,265,944)		276,060,313

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Exchange-Traded Fund 0.3%
iShares Russell Mid-Cap Value ETF (cost $826,305)	7,200	$832,824

Total Long-Term Investments (cost $227,092,249)		276,893,137

Short-Term Investments 8.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	881,330	881,330
PGIM Institutional Money Market Fund (cost $22,484,212; includes $22,483,189 of cash collateral for securities on loan)(b)(wa)	22,502,989	22,489,487

Total Short-Term Investments (cost $23,365,542)		23,370,817

TOTAL INVESTMENTS 108.2% (cost $250,457,791)		300,263,954
Liabilities in excess of other assets (8.2)%		(22,663,645)

Net Assets 100.0%		$277,600,309

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,865,088; cash collateral of $22,483,189 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).